HW Opportunities MP Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Value
Aerospace & Defense - 2.0%
Babcock International Group PLC	215,470	$1,361,132

Automobiles - 0.8%
General Motors Co.	12,210	547,496

Banks - 1.9%
Citigroup, Inc.	12,200	763,720
Citizens Financial Group, Inc.	13,830	567,998
		1,331,718

Beverages - 1.2%
Heineken NV - ADR	18,800	836,976

Broadline Retail - 0.3%
Articore Group Ltd. (a)	884,900	241,536

Capital Markets - 1.0%
Bank of New York Mellon Corp.	4,000	287,440
State Street Corporation	4,600	406,962
		694,402

Chemicals - 9.1%
Ecovyst, Inc. (a)	537,700	3,683,244
Olin Corp.	54,900	2,634,102
		6,317,346

Communications Equipment - 3.9%
F5, Inc. (a)	12,300	2,708,460

Construction & Engineering - 0.7%
Fluor Corp. (a)	9,900	472,329

Consumer Finance - 2.4%
Discover Financial Services	1,200	168,348
SLM Corp.	64,608	1,477,585
		1,645,933

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc. (a)	1,050	139,472

Energy Equipment & Services - 6.2%
Baker Hughes Co.	36,500	1,319,475
NOV, Inc.	188,500	3,010,345
		4,329,820

Food Products - 1.1%
JDE Peet's NV	35,700	745,509

Ground Transportation - 5.2%
U-Haul Holding Co.	50,550	3,639,600

Health Care Equipment & Supplies - 1.2%
GE HealthCare Technologies, Inc.	7,500	703,875

Medtronic PLC	1,400	126,042
		829,917

Health Care Providers & Services - 2.5%
CVS Health Corp.	7,000	440,160
Humana, Inc.	4,100	1,298,634
		1,738,794

Hotels, Restaurants & Leisure - 4.8%
Accor SA	20,600	895,482
Lottomatica Group SpA	57,000	715,365
Marriott Vacations Worldwide Corp.	23,300	1,712,084
		3,322,931

Industrial Conglomerates - 13.3%
Siemens AG	18,600	3,762,935
Siemens AG - ADR	55,700	5,628,485
		9,391,420

Insurance - 1.3%
American International Group, Inc.	3,900	285,597
Global Indemnity Group LLC - Class A	19,754	656,425
		942,022

Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A	6,180	1,024,953

Machinery - 1.2%
Timken Co.	10,100	851,329

Media - 11.3%
Comcast Corp. - Class A	10,700	446,939
National CineMedia, Inc. (a)	177,800	1,253,490
Stagwell, Inc. (a)	657,680	4,616,914
WPP PLC - ADR	29,300	1,498,988
		7,816,331

Multi-Utilities - 0.8%
Dominion Energy, Inc.	10,100	583,679

Oil, Gas & Consumable Fuels - 3.4%
APA Corp.	40,300	985,738
Kosmos Energy Ltd. (a)	342,900	1,381,887
		2,367,625

Passenger Airlines - 4.8%
Qantas Airways Ltd. (a)	648,470	3,310,100

Professional Services - 4.5%
Hudson Global, Inc. (a)	2,250	36,045
Randstad NV	61,400	3,050,736
		3,086,781

Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.	2,900	300,759

Software - 2.9%
Microsoft Corp.	1,260	542,178
Workday, Inc. - Class A (a)	6,000	1,466,460
		2,008,638
Trading Companies & Distributors - 1.7%
WESCO International, Inc.	7,000	1,175,860
TOTAL COMMON STOCKS (Cost $59,389,774)		63,762,868

PURCHASED OPTIONS - 2.2%	Notional Amount	Contracts	Value
Put Options - 2.2%(b)(c)			$–
Asana, Inc., Expiration: 01/17/2025; Exercise Price: $30.00 (a)	$162,260	140	263,200
iShares China Large-Cap ETF, Expiration: 01/17/2025; Exercise Price: $29.85 (a)	1,207,640	380	52,060
iShares U.S. Real Estate ETF, Expiration: 01/16/2026; Exercise Price: $70.00 (a)	4,074,800	400	38,400
NASDAQ 100 Index, Expiration: 12/20/2024; Exercise Price: $20,000.00a)	32,097,104	16	1,055,280
Tesla, Inc., Expiration: 06/18/2026; Exercise Price: $200.00 (a)	1,072,683	41	140,220
Total Put Options			1,549,160
TOTAL PURCHASED OPTIONS (Cost $1,864,854)			1,549,160

PREFERRED STOCKS - 1.0%		Shares	Value
Financial Services - 1.0%
Federal Home Loan Mortgage Corp. Series Z, 8.38%, Perpetual (a)		175,600	718,204
TOTAL PREFERRED STOCKS (Cost $411,452)			718,204

REAL ESTATE INVESTMENT TRUSTS - 0.5%		Shares	Value
Real Estate Management & Development - 0.5%
Seritage Growth Properties - Class A (a)		75,700	352,005
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $338,799)			352,005

SHORT-TERM INVESTMENTS - 4.7%
Time Deposits - 4.7%		Par
Citigroup, Inc., 2.33%, 10/01/2024 (d)	EUR	183,004	203,711
JPMorgan Chase & Co., 4.18%, 10/01/2024 (d)		3,020,672	3,020,672
Royal Bank of Canada, 3.91%, 10/01/2024 (d)	GBP	8,939	11,952
TOTAL SHORT-TERM INVESTMENTS (Cost $3,229,608)			3,236,335

TOTAL INVESTMENTS - 100.0% (Cost $65,234,487)			69,618,572
Liabilities in Excess of Other Assets - (0.0)% (e)			(30,083)
TOTAL NET ASSETS - 100.0%			$69,588,489
Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
AG – Aktiengesellschaft EUR – Euro GBP - British Pound
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(e)	Represents less than 0.05% of net assets.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$49,680,074	$14,082,794	$–	$63,762,868
Purchased Options	1,247,560	301,600	–	1,549,160
Preferred Stocks	718,204	–	–	718,204
Real Estate Investment Trusts	352,005	–	–	352,005
Time Deposits	–	3,236,335	–	3,236,335
Total Investments	$51,997,843	$17,620,729	$–	$69,618,572

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.